Deferred income (Details) € in Thousands, $ in Thousands	Jun. 30, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Sep. 30, 2021 EUR (€)	Sep. 30, 2021 USD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred income, current portion	€ 23,827	€ 20,569
Deferred income, non-current portion	34,840	44,170
Total deferred income	58,667	64,739
Eli Lilly
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred income, current portion	23,341	20,569
Deferred income, non-current portion	34,840	44,170
Total deferred income	58,181	€ 64,739	€ 2,047	$ 2,429
Rett Syndrome Research Trust
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred income, current portion	€ 486